Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule Other Operating Expenses	For 2025, this line item includes €5,072 million of expenses related to Regeneron (see Note C.1.), compared with €3,955 million for 2024 and €3,206 million for 2023 (as shown in the table below):

(€ million)	2025	2024	2023
Income & expense related to sharing of (profits)/losses under the Monoclonal Antibody Alliance	(5,455)	(4,143)	(3,321)
Additional share of profit paid by Regeneron towards development costs(a)	1,089	833	668
Reimbursement to Regeneron of selling expenses incurred	(699)	(637)	(543)
Total - Monoclonal Antibody Alliance	(5,065)	(3,947)	(3,196)
Other (mainly Zaltrap and Libtayo)	142	158	217
Other operating income/(expenses), net related to Regeneron	(4,923)	(3,789)	(2,979)
of which amount presented in Other operating income (Note D.25.)	149	166	227
(a)As of December 31, 2025, the commitment received by Sanofi in respect of the additional profit share payable by Regeneron towards development costs amounted to €0.5 billion, compared with €1.6 billion as of December 31, 2024 (see Note D.21.).